FINANCE INCOME AND FINANCE EXPENSES - Finance Income and Finance Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Finance Income And Expenses [Abstract]
Foreign exchange gain	$ 477	$ 4,376	$ 901	$ 8,234
Gain on early settlement of deferred consideration	326	0	326	0
Interest income	32	54	46	90
Total finance income	835	4,430	1,273	8,324
Foreign exchange loss	665	345	888	435
Unwinding of deferred consideration	556	0	1,239	211
Interest expense on lease liabilities	75	78	156	152
Interest expense on borrowings	2,531	1,685	4,999	3,689
Cash flow hedge - ineffective portion of changes in fair value – (gain) loss (Note 4)	(30)	11	0	11
Other finance results	158	199	325	321
Total finance expenses	3,955	2,318	7,607	4,819
Net finance (expense) income	(3,120)	2,112	(6,334)	3,505
Net interest income from settlements of derivative financial instruments	280	414	567	414
Other finance fees relating to bank fees	$ 130	$ 59	$ 264	$ 161